Performance Management	Apr. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 81.04% (quarter ended September 30, 2025) and the lowest quarterly return was -36.11% (quarter ended March 31, 2025).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	81.04%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	36.11%
Lowest Quarterly Return, Date	Mar. 31, 2025
T-REX 2X LONG APH DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 47.91% (quarter ended September 30, 2025) and the lowest quarterly return was -24.89% (quarter ended March 31, 2025).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	47.91%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	24.89%
Lowest Quarterly Return, Date	Mar. 31, 2025
T-REX 2X LONG BMNR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CRCL DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110.
T-REX 2X Long CRWV Daily Target ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG EOSE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG GLXY DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG KTOS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the time periods indicated as compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 67.19% (quarter ended June 30, 2025) and the lowest quarterly return was -23.94% (quarter ended March 31, 2025).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	67.19%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	23.94%
Lowest Quarterly Return, Date	Mar. 31, 2025
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X Long SMR Daily Target ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TTD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE CRCL DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE CRWV DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ABTC DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ACHR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG APLD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ASST DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG AUR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG AVAV DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG B DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG BBAI DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG BNC DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X Long BRR Daily Target ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG BTDR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CANG DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CAVA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CEG DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CELH DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CHWY DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CHYM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CLS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CORZ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG CVNA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DDOG DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DEFT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DNA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DNUT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG DUOL DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG EMPD DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ETHM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ETOR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ETHZ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG GPRO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG GTLS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG HIVE DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG HOLO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG HSDT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ICHR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG ICLR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG IREN DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG KSS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG LITS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG LMND DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG MBLY DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG NAKA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG NVTS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG NXTT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG OKLO DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG OPEN DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG OSCR DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG OUST DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG POOL DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110.
T-REX 2X LONG PTON DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG QUBT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG RDW DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110.
T-REX 2X LONG RXRX DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SLMT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SOUN DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SPOT DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SRFM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG STSS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SUIG DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SYM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TEM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TMUS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TONX DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG UI DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG UNH DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the
Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG UPST DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG VEEV DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG VOYG DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG WGS DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The Fund has not yet commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the
Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(833) 759-6110